Note E - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2018	2017
Land	$2,744	$2,641
Buildings	16,154	13,913
Leasehold improvements	1,267	1,267
Furniture and equipment	6,039	5,675
	26,204	23,496
Less accumulated depreciation	11,349	10,215
Total premises and equipment	$14,855	$13,281

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2019	$266
2020	166
2021	121
2022	83
2023	29
Thereafter	----
$665